MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
MARKETABLE SECURITIES [Abstract]
Schedule of marketable securities
	December 31
	2015	2014
Israeli mutual funds	$1,977	$7,062
Certificates of deposit	35,627	-
Municipal and agency bonds	19,143	-
Total	$56,747	$7,062

Schedule of the fair value, cost and gross unrealized holding gains of the securities owned
	December 31, 2014
	Fair value	Cost	Gross unrealized holding loss	Gross unrealized holding gains
Israeli mutual funds	$7,062	$7,141	$83	$4

	December 31, 2015
	Fair value	Cost or Amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Israeli mutual funds	$1,977	$1,978	$3	$2
Certificates of deposit	35,627	35,703	79	3
Municipal and agency bonds	19,143	19,191	49	1
Total	$56,747	$56,872	$131	$6

Schedule of maturity dates of debt securities
Market value
Due within one year	$22,485
1 to 2 years	27,046
2 to 3 years	5,239
Total	$54,770